OPERATING INCOME (Details 5) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating income and operating expense [Abstract]
Operating leases		$ 624,062	$ 563,861		$ 493,486
Net foreign exchange		(205,798)	294,068		132,292
Derivatives foreign exchange contracts		267,189	21,917		164,172
Services	[1]	170,459	164,150		167,914
Investment property valuation		77,350	55,573		149,299
Gains on sale of assets		75,976	40,600		60,282
Insurance	[2]	54,679	49,640		49,679
Other reversals		47,657	140,012		37,767
Hedging		14,158	(3,678)		(5,985)
Penalties for failure to contracts		16,302	19,881		14,634
Others		61,768	232,185		203,115
Total Other operating income		$ 1,203,802	$ 1,578,209	[3]	$ 1,466,655	[4]

[1]	Corresponds to income from contracts with customers. To see more information see Note 24.3 Commissions. The gains on sale of portfolio in December 2018 and 2017 amounts to 14,707 and 13,928, respectively.
[2]	Corresponds to income from Seguros Agromercantil insurance operations.
[3]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[4]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2016 disclosed in the Bank’s annual report in 2016 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.